Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and Other Payables
Schedule of Trade and Other Payables
	December 31	December 31
Current liabilities	2021	2020
Falling due within the year
Trade[1]	$1,922	$6,304
Lease liabilities [2]	126	259
Total	$2,048	$6,563

Non-current liabilities
Trade[1]	$804	$–
Lease liabilities [2]	561	657
Total	$1,365	$657

Notes to table:

1.

At December 31, 2021, Non-current trade liabilities includes fees due to legal counsel of US$635 payable on completion of a partnering transaction. At December 31, 2020, those fees were included in current liabilities.

2.

Lease liabilities relate to lease of offices, a copier and yard storage, which have remaining lease terms of 12 to 101 months and interest rates of 9.5% – 12% over the term of the leases. The following summarizes lease liabilities for the year ended December 31, 2021 and 2020:

Lease liabilities	2021	2020
Beginning balance	$916	$1,220
Interest expense	67	108
Effect of modification to lease term	(284)	–
Lease payments	(267)	(402)
Lease recognition	268	–
Lease settlement	(5)	–
Foreign currency translation difference	(8)	(10)
Ending balance	687	916

Current portion	126	259
Non-current portion	561	657
Total	$687	$916

Schedule of Undiscounted Lease Liabilities
Total
Less than one year	$190
One to five years	550
Later than 5 years	186
Total undiscounted lease liabilities	$926